Venerable Insurance and Annuity Company
and Separate Account B of Venerable Insurance and Annuity Company
GoldenSelect Premium Plus®

May 1, 2026, Updating  Summary Prospectus

This summary prospectus describes  GoldenSelect Premium Plus®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through our Separate Account B (the “Separate Account”). The Contract has not been offered for new sales since March 15, 2010, and this summary prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:

•	Subaccounts of the Separate Account, each of which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract.

In certain states and in limited circumstances, fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) may also be available.  See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

The Contract is a complex investment and involves risk, including potential loss of principal. Your Contract Value will vary daily to reflect the investment performance of the Subaccount(s) you select and any interest credited to your allocations to the Fixed Interest Options. For Contracts sold in some states, not all Funds or Fixed Interest Options may be available.

The full GoldenSelect Premium Plus® prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current full prospectus and other information about the Contract online at https://docs.venerable.com/#/landing?prod=380789701&doctype=spros. You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at https://Investor.gov.

New regulations adopted by the Securities and Exchange Commission (“SEC”) require paper copies of the shareholder reports for the Funds available through your Contract to be sent to you by mail, unless you specifically elect to receive copies of the reports from the Company electronically. To elect and consent to the electronic receipt of Fund shareholder reports and other required documents, like this summary prospectus and the full prospectus, please access your account information at Venerable.com and navigate to the “My Profile” section to manage your delivery preferences.   You may also write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

The Contract is not a short-term investment, and withdrawals from or surrender of the Contract may be subject to a maximum 8% surrender charge, negative Contract adjustments, taxes, and tax penalties, if applicable. All obligations, guarantees, and benefits of the Contract are subject to the financial strength and claims paying ability of the Company.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Allocations to a Subaccount investing in a Fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract is a complex investment and involves risks, including the possible loss of the principal amount invested.

2

SPECIAL TERMS

The following terms have special meaning and are used throughout this summary prospectus. Other special terms are generally defined in the sections where those terms appear.

Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Contract

The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect Premium Plus® variable annuity. The Contract has two phases:

  The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and

  The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract.

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this summary prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options

Investment options that earn a stated amount of interest for a specified period of time (until its maturity date). A withdrawal from certain Fixed Interest Options more than 30 days from its maturity date may be subject to a Market Value Adjustment.

Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment

An adjustment to the Contract Value for surrenders, withdrawals, transfers, or annuitization from certain Fixed Interest Options more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.

Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account

Separate Account B, which is the separate investment account of the Company that supports the Contract. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each of which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

3

UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no material changes to your Contract’s features or benefits since the date of your most recent full and summary prospectus, as subsequently supplemented. There have been changes to the Funds available through the Contract, as described in “Appendix A – Funds Available Under the Contract.”

KEY INFORMATION

Important information you should consider about the Contract:

FEES, EXPENSES, AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from or surrender the Contract within nine (9) years following a premium payment, you may be assessed a surrender charge. The surrender charge is generally a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment. For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment.  See “Surrender Charge” in the full prospectus, as supplemented, for more information.

Also, if all or a portion of your investment is surrendered, withdrawn, transferred, or annuitized from a Fixed Interest Option before the expiration of its guaranteed interest period, a Market Value Adjustment may apply. The Market Value Adjustment may be positive, negative or have no impact on your Contract Value. You could lose interest previously earned in an investment in a Fixed Interest Option due to a negative Market Value Adjustment. For example, if you allocated $100,000 to the Fixed Interest Option earning 4% with a 10 year guarantee period and later withdraw or transfer the entire amount five years before the 10 years have ended, you could lose up to $13,936.89 of any prior earned interest in that Fixed Interest Option, assuming a 1.5% guaranteed minimum interest rate. This amount may be in addition to surrender charges, taxes, and tax penalties, if applicable. See APPENDIX B for more information about the Market Value Adjustment.

Are there Transaction Charges?

Yes. In addition to surrender charges and a Market Value Adjustment, if applicable, there may be an additional charge if:

  You transfer Contract Value between Subaccounts;

  You request that withdrawal proceeds be mailed for overnight delivery;

  State or local premium taxes become due: or

  You take a 403(b) Plan Loan.

See “Charges Deducted from the Contract Value” in the full prospectus, as supplemented, for more information.

4

FEES, EXPENSES, AND ADJUSTMENTS (continued)
Are there Ongoing Fees and Expenses?

Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.40%[1]	1.57%[1]
	Fund fees and expenses	0.53%[2]	1.59%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.15%[3]	1.05%[3]

1 As a percentage of Account Value in each Subaccount. This fee includes the Mortality and Expense Risk Charge, the Annual Asset Based Administrative Charge as described in the Contract and in prior prospectuses and the annual dollar based Administrative Charge converted into an annual percentage. We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year. The annual dollar based Administrative Charge is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more. The minimum amount reflects this waiver, while the maximum amount does not. Your Contract class depends on when you purchased your Contract. Refer to your Contract schedule pages for the fees and charges that apply to your Contract.
2 As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements.
3 As a percentage of Contract Value or Benefit Base depending on the optional benefit elected. Refer to your Contract schedule pages for the fees and charges that apply to the Optional Benefits you have elected.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

	Lowest Annual Cost: $1,693	Highest Annual Cost: $4,135

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Least expensive Contract class and Fund fees and expenses;

  No Optional Benefits;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Most expensive Contract class and combination of Optional Benefits and Fund fees and expenses;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” in the full prospectus, as supplemented, for more information.

5

RISKSSee “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus, as supplemented, for more information
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract, including loss of principal.
Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to nine (9)  years after each premium payment. They will reduce the value of your Contract if you withdraw money from or surrender your Contract during that time. A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options more than 30 days from its maturity date. Withdrawals and surrenders may also be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

At the end of a guaranteed interest period, amounts allocated to a Fixed Interest Option will be reallocated according to your instructions. If no instructions are received, they will be reallocated either to a Fixed Interest Option with a guaranteed interest period of the same duration, or to the Voya Government Liquid Assets Portfolio, depending on the state in which your contract was issued. See Appendices B and C for more information about the availability of the Fixed Interest Options and reallocations when no instructions are received.

What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option before making an investment decision. This information can be found in the Fund  prospectuses and Appendix B and Appendix  C for the Fixed Interest Options.

The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDERS” in the full prospectus, as supplemented, for more information.

What are the Risks Related to the Insurance Company?

All obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Are there Limited on the Investment Options?

Yes. There may be a $25 charge for each transfer between  Subaccounts after the first 12 in a Contract Year. See “Charges Deducted from the Contract Value” in the full prospectus, as supplemented, for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract. Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” in the full prospectus, as supplemented, for more information.

The Contract is not designed to serve as a vehicle for frequent transfers. We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges. We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS - Excessive Trading Policy” in the full prospectus, as supplemented, for more information.

6

RESTRICTIONS (continued)
Are there any Restrictions on Contract Benefits?

Yes. We may restrict or limit amounts that may be allocated to certain Funds. Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact on those Optional Benefits. We may change a category into which a Fund is placed in the future.  See “OPTIONAL LIVING BENEFIT RIDERS” in the full prospectus, as supplemented, for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis. A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn. See “OPTIONAL LIVING BENEFIT RIDERS” and “DEATH BENEFIT” in the full prospectus, as supplemented, for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract. None of the Optional Benefits are currently available for election. See “DEATH BENEFIT” in the full prospectus, as supplemented, for more information.

TAXESSee “FEDERAL TAX CONSIDERATIONS” in the full prospectus, as supplemented, for more information.
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement arrangement (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% additional tax for withdrawals and surrenders before age 59½.

CONFLICTS OF INTERESTSee “Selling the Contract” in the full prospectus, as supplemented, for more information.
How are Investment Professionals Compensated?

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on the values of Contracts sold through the firm. This compensation is not paid directly by Contract Owners or the Separate Account. This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own. You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

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APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing?prod=380789701&doctype=spros.

You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com. The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDERS” in the full prospectus, as supplemented, for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAMEINVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUALTOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high long term capital appreciation.	Venerable Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.83%	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.	Venerable Bond Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.61%[1]	–*	–*	–*
Seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.	Venerable Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%[1]	–*	–*	–*

*	This Fund is relatively new and performance information for the full period is unavailable.
1	Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable Conservative Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%	–*	–*	–*
Seeks to provide long term capital growth.

Venerable Emerging Markets Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Axiom Investors LLC, Barrow, Hanley, Mewhinney & Strauss LLC, Numeric Investors LLC, Oaktree Fund Advisors, LLC, Pzena Investment Management, LLC, and Sands Capital Management, LLC

		Class V 1.44%[1]	–*	–*	–*
Seeks to earn a high level of current income with a secondary goal of seeking capital appreciation.	Venerable High Yield Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.72%[1]	8.49%	–*	–*
Seeks to maximize long term total real return, consistent with the preservation of real capital.	Venerable Inflation Focused Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.84%[1]	–*	–*	–*
Seeks to provide long-term capital growth.

Venerable International Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: ClearBridge Investments, LLC and Putnam Investment Management, LLC

		Class V 0.99%[1]	–*	–*	–*

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of international developed markets stocks as closely as possible before deduction of Fund expenses.	Venerable International Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.70%[1]	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.	Venerable Large Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.51%[1]	17.30%	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of mid capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Mid Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.65%[1]	–*	–*	–*
Seeks, over the long-term, total investment return consistent with the preservation of capital.	Venerable Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.89%[1]	12.64%	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable Moderate Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.85%	–*	–*	–*
Seeks to provide current income and long-term capital growth.

Venerable Real Estate Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Duff & Phelps Investment Management Co. and Wellington Management Company LLP

		Class V 1.00%[1]	–*	–*	–*

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of small capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Small Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.68%[1]	–*	–*	–*
Seeks to maximize total return while investing to obtain the average duration specified in the Fund’s prospectus.	Venerable Strategic Bond Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.80%[1]	6.87%	–*	–*
Seeks to provide long term capital growth.	Venerable US Large Cap Strategic Equity Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC Non-Discretionary Sub-Advisers: Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, and Putnam Investment Management, LLC	Class V 0.86%[1]	16.25%	–*	–*
Seeks to provide long term capital growth.

Venerable US Small Cap Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: Putnam Investment Management, LLC and Royce Investment Partners

		Class V 0.85%[1]	–*	–*	–*
Seeks high long term capital appreciation.	Venerable World Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable World Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.86%[1]	–*	–*	–*
Seeks to provide long term capital growth

Venerable World Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Intermede Global Partners Inc., Intermede Investments Partners Limited, Numeric Investors LLC, Sanders Capital, LLC, and Wellington Management Company LLP

		Class V 0.85%[1]	–*	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable World Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	3.90%	2.93%	1.85%

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value. Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.

INVESTMENT OBJECTIVE	FUND NAMEINVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUALTOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-year U.S. Treasury Bond.	ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC	1.59%	1.67%	14.28%	0.27%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	5.42%	1.86%	2.01%

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:

Fixed Interest Allocation	Venerable Moderate Allocation Fund
Venerable Appreciation Allocation Fund	Venerable Moderate Appreciation Allocation Fund
Venerable Conservative Allocation Fund	Venerable World Moderate Allocation Fund
Venerable Conservative Appreciation Allocation Fund	Voya Government Liquid Assets Portfolio

For MGIB, LifePay, Joint LifePay, LifePay Plus and Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:

Venerable World Appreciation Allocation Fund

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

Venerable Bond Index Fund	Venerable Inflation Focused Fund
Venerable Strategic Bond Fund

See “OPTIONAL LIVING BENEFIT RIDERS” in the full prospectus, as supplemented, for more information.

APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)). We will credit your Fixed Interest Option(s) with a fixed rate of interest. We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts. We set the interest rates periodically. We may credit a different interest rate for each guaranteed interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period. If you take your money out from a Fixed Interest Option more than 30 days from the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out. A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Options are available. You have a right to return your Contract for a refund as described in the Contract prospectus.

Availability

For Contracts issued in Florida, Minnesota, and Oregon, Fixed Interest Options with 1, 3, 5, 7, and 10 year guaranteed interest periods are currently available for new allocations. In all other states, the Fixed Account is not available for new allocations unless you are currently invested in the Fixed Interest Option with a 10-year guaranteed interest period.  See “The Maturity Date” below for information about availability of the Fixed Interest Options at the maturity date for the applicable guaranteed interest period.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the Contract prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select. We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Option more than 30 days from its maturity date, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction.

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The Maturity Date

Before a Fixed Interest Option’s maturity date, we will notify you that the guaranteed interest period is expiring and provide you with your allocation options and how you can learn the then current interest rates being offered for any available Fixed Interest Options. Current interest rates may be lower than the interest rates applicable to the maturing Fixed Interest Option. You will need to provide us with new allocation instructions prior to the maturity date and if you do not your investment will automatically be reallocated as follows:

•	For contracts issued in Florida, Minnesota, and Oregon where the Fixed Account is currently available, unless you give us different allocation instructions your investment will automatically be reallocated to a Fixed Interest Option with a guaranteed interest period of the same duration; and

•	For contracts issued in all other jurisdictions where the Fixed Account is not currently available unless you are already invested in the Fixed Interest Option with a 10 year guaranteed interest period, you may elect to have your investment in the Fixed Interest Option reinvested in any other available investment option, including a Fixed Interest Option of the same duration, but if you do not make such an election your investment will automatically be reallocated to the Voya Government Liquid Assets Portfolio and you will no longer be able to invest in the Fixed Account.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Account.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the Contract prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Option is $100. Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment. If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option. You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option. A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% additional tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value. We will apply a Market Value Adjustment:

•	Whenever you surrender, withdraw or transfer money from a Fixed Interest Option (unless made within 30 days from the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

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A Market Value Adjustment may be positive, negative, or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value. In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized. In the event of a partial withdrawal, transfer, or annuitization, we will add or subtract any Market Value Adjustment from the total amount surrendered, withdrawn, transferred, or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account. More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:

•	100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus

•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately. The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%. As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option. On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:

(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;

(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;

(3)	We add (1) and (2);

(4)	We subtract from (3) any transfers from that Fixed Interest Option; and

(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option. The Contract Value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge. We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

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Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Option with a guaranteed interest period of one year or less. The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend, or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

Assumptions used for Examples #1 and #2:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, the full amount invested in the Fixed Account is renewed into another 10-year guaranteed interest period;

•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;

•	No prior Withdrawals affecting the Fixed Account have been taken;

•	A 3% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

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The amount paid will be the greater of:

•	The calculated Fixed Account value after application of the MVA; and

•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330. The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee. The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1. Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee. In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective  MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%. The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)]. Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330. This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, a partial Withdrawal of $90,000 is taken;

•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;

•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;

•	A 0% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

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Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%). On May 15, 2010, the Floor Guarantee is equal to $232,127. On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually. As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818). Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000). No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818. When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

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APPENDIX C – FIXED INTEREST DIVISION

A Fixed Interest Division option is not available for new investment allocations, although contract owners currently invested in the Fixed Interest Division with a 10 year guaranteed interest period may elect at the end of the guaranteed interest period to renew into a new 10 year guaranteed interest period. Failure to elect a new 10 year guaranteed interest period will result in your value in the Fixed Interest Division being automatically reallocated to the Voya Government Liquid Assets Portfolio. The Fixed Interest Division is part of our  General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Except in a few states, the Fixed Interest Division is closed to new investments. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Interest Division.

Where available, interests in the Fixed Interest Division are offered through an Offering Brochure, which has more complete information. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Interest Division is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

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HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full GoldenSelect Premium Plus® Contract prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2026, as amended and supplemented. The full prospectus and SAI can be found online at  https://docs.venerable.com/#/landing?prod=380789701&doctype=spros.

You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

GoldenSelect Premium Plus®, Contract I.D. C00002509	May 1, 2026

Venerable Insurance and Annuity Company
and Separate Account B of Venerable Insurance and Annuity Company
GoldenSelect Fleet Premium Plus®

May 1, 2026, Updating  Summary Prospectus

This summary prospectus describes  GoldenSelect Fleet Premium Plus®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through our Separate Account B (the “Separate Account”). The Contract has not been offered for new sales since before May 1, 2003, and this summary prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:

•	Subaccounts of the Separate Account, each of which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract.

In certain states and in limited circumstances, fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) may also be available.  See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

The Contract is a complex investment and involves risk, including potential loss of principal. Your Contract Value will vary daily to reflect the investment performance of the Subaccount(s) you select and any interest credited to your allocations to the Fixed Interest Options. For Contracts sold in some states, not all Funds or Fixed Interest Options may be available.

The full GoldenSelect Fleet Premium Plus® prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current full prospectus and other information about the Contract online at https://docs.venerable.com/#/landing?prod=NRVA01439&doctype=spros. You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at https://Investor.gov.

New regulations adopted by the Securities and Exchange Commission (“SEC”) require paper copies of the shareholder reports for the Funds available through your Contract to be sent to you by mail, unless you specifically elect to receive copies of the reports from the Company electronically. To elect and consent to the electronic receipt of Fund shareholder reports and other required documents, like this summary prospectus and the full prospectus, please access your account information at Venerable.com and navigate to the “My Profile” section to manage your delivery preferences.   You may also write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

The Contract is not a short-term investment, and withdrawals from or surrender of the Contract may be subject to a maximum 8% surrender charge, negative Contract adjustments, taxes, and tax penalties, if applicable. All obligations, guarantees, and benefits of the Contract are subject to the financial strength and claims paying ability of the Company.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Allocations to a Subaccount investing in a Fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract is a complex investment and involves risks, including the possible loss of the principal amount invested.

2

SPECIAL TERMS

The following terms have special meaning and are used throughout this summary prospectus. Other special terms are generally defined in the sections where those terms appear.

Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Contract

The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect Fleet Premium Plus® variable annuity. The Contract has two phases:

  The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and

  The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract.

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this summary prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options

Investment options that earn a stated amount of interest for a specified period of time (until its maturity date). A withdrawal from certain Fixed Interest Options more than 30 days from its maturity date may be subject to a Market Value Adjustment.

Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment

An adjustment to the Contract Value for surrenders, withdrawals, transfers, or annuitization from certain Fixed Interest Options more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.

Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account

Separate Account B, which is the separate investment account of the Company that supports the Contract. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each of which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no material changes to your Contract’s features or benefits since the date of your most recent full and summary prospectus, as subsequently supplemented. There have been changes to the Funds available through the Contract, as described in “Appendix A – Funds Available Under the Contract.”

KEY INFORMATION

Important information you should consider about the Contract:

FEES, EXPENSES, AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from or surrender the Contract within nine (9) years following a premium payment, you may be assessed a surrender charge. The surrender charge is generally a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment. For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment. See “Surrender Charge” in the full prospectus, as supplemented, for more information.

Also, if all or a portion of your investment is surrendered, withdrawn, transferred, or annuitized from a Fixed Interest Option before the expiration of its guaranteed interest period, a Market Value Adjustment may apply. The Market Value Adjustment may be positive, negative or have no impact on your Contract Value. You could lose interest previously earned in an investment in a Fixed Interest Option due to a negative Market Value Adjustment. For example, if you allocated $100,000 to the Fixed Interest Option earning 4% with a 10 year guarantee period and later withdraw or transfer the entire amount five years before the 10 years have ended, you could lose up to $13,936.89 of any prior earned interest in that Fixed Interest Option, assuming a 1.5% guaranteed minimum interest rate. This amount may be in addition to surrender charges, taxes, and tax penalties, if applicable. See APPENDIX B for more information about the Market Value Adjustment.

Are there Transaction Charges?

Yes. In addition to surrender charges and a Market Value Adjustment, if applicable, there may be an additional charge if:

  You transfer Contract Value between Subaccounts;

  You request that withdrawal proceeds be mailed for overnight delivery;

  State or local premium taxes become due; or

  You take a 403(b) Plan Loan.

See “Charges Deducted from the Contract Value” in the full prospectus, as supplemented, for more information.

4

FEES, EXPENSES, AND ADJUSTMENTS (continued)
Are there Ongoing Fees and Expenses?

Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.40%[1]	1.48%[1]
	Fund fees and expenses	0.53%[2]	1.58%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.15%[3]	0.75%[3]

1 As a percentage of Account Value in each Subaccount. This fee includes the Mortality and Expense Risk Charge, the Annual Asset Based Administrative Charge as described in the Contract and in prior prospectuses, and the annual dollar based Administrative Charge converted into an annual percentage. We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year. The annual dollar based Administrative Charge is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more. The minimum amount reflects this waiver, while the maximum amount does not. Refer to your Contract schedule pages for the fees and charges that apply to your Contract.
2 As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements.
3 As a percentage of Contract Value or Benefit Base depending on the optional benefit elected. Refer to your Contract schedule pages for the fees and charges that apply to the Optional Benefits you have elected.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

	Lowest Annual Cost: $1,693	Highest Annual Cost: $3,349

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Least expensive Contract and Fund fees and expenses;

  No Optional Benefits;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Most expensive Contract and combination of Optional Benefits and Fund fees and expenses;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” in the full prospectus, as supplemented, for more information.

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RISKSSee “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for more information
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract, including loss of principal.
Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to nine (9)  years after each premium payment. They will reduce the value of your Contract if you withdraw money from or surrendered your Contract during that time. A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options more than 30 days from its maturity date. Withdrawals and surrenders may also be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

At the end of a guaranteed interest period, amounts allocated to a Fixed Interest Option will be reallocated according to your instructions. If no instructions are received, they will be reallocated either to a Fixed Interest Option with a guaranteed interest period of the same duration, or to the Voya Government Liquid Assets Portfolio, depending on the state in which your contract was issued. See Appendices B and C for more information about the availability of the Fixed Interest Options and reallocations when no instructions are received.

What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option before making an investment decision. This information can be found in the Fund prospectuses and Appendix B and Appendix C for the Fixed Interest Options.

The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDER” in the full prospectus for more information.

What are the Risks Related to the Insurance Company?

All obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Are there Limits on the Investment Options?

Yes. There may be a $25 charge for each transfer between  Subaccounts after the first 12 in a Contract Year. See “Charges Deducted from the Contract Value” in the full prospectus for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract. Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” in the full prospectus for more information.

The Contract is not designed to serve as a vehicle for frequent transfers. We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges. We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS -- Excessive Trading Policy” in the full prospectus for more information.

6

RESTRICTIONS (continued)
Are there any Restrictions on Contract Benefits?

Yes. We may restrict or limit amounts that may be allocated to certain Funds. Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact those Optional Benefits. We may change a category into which a Fund is placed in the future.  See “OPTIONAL LIVING BENEFIT RIDER” in the full prospectus for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis. A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn. See “OPTIONAL LIVING BENEFIT RIDER” and “DEATH BENEFIT” in the full prospectus for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract. None of the Optional Benefits are currently available for election. See “DEATH BENEFIT” in the full prospectus for more information.

TAXESSee “FEDERAL TAX CONSIDERATIONS” in the full prospectus for more information.
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement arrangement (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% additional tax for withdrawals and surrenders before age 59½.

CONFLICTS OF INTERESTSee “Selling the Contract” in the full prospectus for more information.
How are Investment Professionals Compensated?

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on the values of Contracts sold through the firm. This compensation is not paid directly by Contract Owners or the Separate Account. This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own. You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

7

APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing?prod=NRVA01439&doctype=spros.

You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com. The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDER” in the full prospectus   for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAMEINVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUALTOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high long term capital appreciation.	Venerable Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.83%	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.	Venerable Bond Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.61%[1]	–*	–*	–*
Seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.	Venerable Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%[1]	–*	–*	–*

*	This Fund is relatively new and performance information for the full period is unavailable.
1	Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

A-1

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable Conservative Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%	–*	–*	–*
Seeks to provide long term capital growth.

Venerable Emerging Markets Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Axiom Investors LLC, Barrow, Hanley, Mewhinney & Strauss LLC, Numeric Investors LLC, Oaktree Fund Advisors, LLC, Pzena Investment Management, LLC, and Sands Capital Management, LLC

		Class V 1.44%[1]	–*	–*	–*
Seeks to earn a high level of current income with a secondary goal of seeking capital appreciation.	Venerable High Yield Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.72%[1]	8.49%	–*	–*
Seeks to maximize long term total real return, consistent with the preservation of real capital.	Venerable Inflation Focused Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.84%[1]	–*	–*	–*
Seeks to provide long-term capital growth.

Venerable International Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: ClearBridge Investments, LLC and Putnam Investment Management, LLC

		Class V 0.99%[1]	–*	–*	–*

A-2

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of international developed markets stocks as closely as possible before deduction of Fund expenses.	Venerable International Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.70%[1]	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.	Venerable Large Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.51%[1]	17.30%	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of mid capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Mid Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.65%[1]	–*	–*	–*
Seeks, over the long-term, total investment return consistent with the preservation of capital.	Venerable Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.89%[1]	12.64%	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable Moderate Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.85%	–*	–*	–*
Seeks to provide current income and long-term capital growth.

Venerable Real Estate Fund

Investment Adviser: Venerable Investment Advisers,  LLC

Discretionary Sub-Adviser: Russell Investment Management,  LLC

Non-Discretionary Sub-Advisers: Duff & Phelps Investment Management Co. and Wellington Management Company  LLP

		Class V 1.00%[1]	–*	–*	–*

A-3

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of small capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Small Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.68%[1]	–*	–*	–*
Seeks to maximize total return while investing to obtain the average duration specified in the Fund’s prospectus.	Venerable Strategic Bond Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.80%[1]	6.87%	–*	–*
Seeks to provide long term capital growth.	Venerable US Large Cap Strategic Equity Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC Non-Discretionary Sub-Advisers: Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, and Putnam Investment Management, LLC	Class V 0.86%[1]	16.25%	–*	–*
Seeks to provide long term capital growth.

Venerable US Small Cap Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: Putnam Investment Management, LLC and Royce Investment Partners

		Class V 0.85%[1]	–*	–*	–*
Seeks high long term capital appreciation.	Venerable World Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*

A-4

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable World Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.86%[1]	–*	–*	–*
Seeks to provide long term capital growth

Venerable World Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers:  Intermede Global Partners Inc., Intermede Investments Partners Limited, Numeric Investors LLC, Sanders Capital, LLC, and Wellington Management Company LLP

		Class V 0.85%[1]	–*	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable World Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	3.90%	2.93%	1.85%

A-5

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value. Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.

INVESTMENT OBJECTIVE	FUND NAMEINVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUALTOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Columbia Variable Portfolio – Cornerstone Growth Fund Investment Adviser: Columbia Management Investment Advisers, LLC Prior to May 1, 2026, this Fund was named the Columbia Variable Portfolio - Large Cap Growth Fund.	Class 1 0.71%	16.14%	14.04%	15.97%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	5.42%	1.86%	2.01%

A-6

APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)). We will credit your Fixed Interest Option(s) with a fixed rate of interest. We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts. We set the interest rates periodically. We may credit a different interest rate for each guaranteed interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period. If you take your money out from a Fixed Interest Option more than 30 days from the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out. A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Options are available. You have a right to return your Contract for a refund as described in the Contract prospectus.

Availability

For Contracts issued in Florida, Minnesota, and Oregon, Fixed Interest Options with 1, 3, 5, 7, and 10 year guaranteed interest periods are currently available for new allocations. In all other states, the Fixed Account is not available for new allocations unless you are currently invested in the Fixed Interest Option with a 10-year guaranteed interest period.  See “The Maturity Date” below for information about availability of the Fixed Interest Options at the maturity date for the applicable guaranteed interest period.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the Contract prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select. We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Option more than 30 days from its maturity date, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction.

The Maturity Date

Before a Fixed Interest Option’s maturity date, we will notify you that the guaranteed interest period is expiring and provide you with your allocation options and how you can learn the then current interest rates being offered for any available Fixed Interest Options. Current interest rates may be lower than the interest rates applicable to the maturing Fixed Interest Option. You will need to provide us with new allocation instructions prior to the maturity date and if you do not your investment will automatically be reallocated as follows:

•	For contracts issued in Florida, Minnesota, and Oregon where the Fixed Account is currently available, unless you give us different allocation instructions your investment will automatically be reallocated to a Fixed Interest Option with a guaranteed interest period of the same duration; and

•	For contracts issued in all other jurisdictions where the Fixed Account is not currently available unless you are already invested in the Fixed Interest Option with a 10 year guaranteed interest period, you may elect to have your investment in the Fixed Interest Option reinvested in any other available investment option, including a Fixed Interest Option of the same duration, but if you do not make such an election your investment will automatically be reallocated to the Voya Government Liquid Assets Portfolio and you will no longer be able to invest in the Fixed Account.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates, but no Fixed Interest Allocation will ever have a declared guaranteed interest rate less than 3% per year. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Account.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the Contract prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Option is $100. Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment. If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option. You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option. A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% additional tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value. We will apply a Market Value Adjustment:

•	Whenever you surrender, withdraw or transfer money from a Fixed Interest Option (unless made within 30 days from the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative, or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value. In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized. In the event of a partial withdrawal, transfer, or annuitization, we will add or subtract any Market Value Adjustment from the total amount surrendered, withdrawn, transferred, or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account. More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:

•	100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus

•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately. The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%. As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option. On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:

(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;

(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;

(3)	We add (1) and (2);

(4)	We subtract from (3) any transfers from that Fixed Interest Option; and

(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option. The Contract Value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge. We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Option with a guaranteed interest period of one year or less and at least $1,200 in the Fixed Interest Option. The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

Assumptions used for Examples #1 and #2:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, the full amount invested in the Fixed Account is renewed into another 10-year guaranteed interest period;

•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;

•	No prior Withdrawals affecting the Fixed Account have been taken;

•	A 3% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:

•	The calculated Fixed Account value after application of the MVA; and

•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330. The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee. The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1. Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee. In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective  MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%. The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)]. Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330. This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, a partial Withdrawal of $90,000 is taken;

•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;

•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;

•	A 0% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%). On May 15, 2010, the Floor Guarantee is equal to $232,127. On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually. As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818). Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000). No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818. When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

APPENDIX C – FIXED INTEREST DIVISION

A Fixed Interest Division option is not available for new investment allocations, although Contract Owners currently invested in the Fixed Interest Division with a 10 year guaranteed interest period may elect at the end of the guaranteed interest period to renew into a new 10 year guaranteed interest period. Failure to elect a new 10 year guaranteed interest period will result in your value in the Fixed Interest Division being automatically reallocated to the Voya Government Liquid Assets Portfolio. The Fixed Interest Division is part of our  General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Except in a few states, the Fixed Interest Division is closed to new investments. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Interest Division.

Where available, interests in the Fixed Interest Division are offered through an Offering Brochure, which has more complete information. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Interest Division is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full GoldenSelect Fleet Premium Plus® Contract prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2026, as amended and supplemented. The full prospectus and SAI can be found online at  https://docs.venerable.com/#/landing?prod=NRVA01439&doctype=spros.

You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

GoldenSelect Fleet Premium Plus®, Contract I.D. C00002976	May 1, 2026